--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-----------------------------------------------

[PHOTO OMITTED]                        [PHOTO OMITTED]

Stephen E. Grant                       Phillip J. Orlando, CFA
Senior Portfolio Manager and           Chief Financial Officer
SAM Team Leader

Objective: High total investment return consistent with reasonable risk

Portfolio: Stocks, bonds and money market instruments

Inception: October 1, 1987

Net Assets at December 31, 2002: $788,102,046

Q:    How did the Value Line Strategic Asset Management Trust perform this year?

A: The Trust had a total return of -12.53%(1) for the year, compared with a total return of -22.10% for the S&P 500 Index(2) and a total return of 11.04% for the Lehman Brothers Government/Credit Bond Index.(3)

      Since its inception more than 15 years ago, the Trust remains overall ahead of both these benchmarks, with an average annual total return of 10.94%. This has been accomplished despite the portfolio's significant holdings of bonds and cash in a period of generally rising stock prices.

Q:    What factors affected the Fund's performance in 2002?

A: Asset allocation hurt performance last year, while individual stock selection was a plus. In a very weak year for the U.S. stock market, the Trust held roughly 80% of its assets in stocks. Meanwhile, in a strong year for the bond market, the allocation to bonds was only about 10%. Asset allocation for the Trust is determined by Value Line's proprietary stock and bond market models, which incorporate a number of economic and financial variables. The stock market model maintained a positive stance toward stocks in 2002 largely due to lower stock prices and falling interest rates.

      As for stock selection, we were able to avoid most of the corporate pitfalls that developed throughout the year, particularly in the telecommunications and technology arena. Consequently, the portfolio's stocks outperformed the S&P 500 Index during the 12-month period by several percentage points. In selecting stocks, we rely on the Value Line Timeliness Ranking System, which favors companies with strong relative earnings momentum and strong relative stock price momentum.

================================================================================
      "As for stock selection, we were able to avoid most of the corporate pitfalls that developed throughout the year, particularly in the telecommunications and technology arena. Consequently, the portfolio's stocks outperformed the S&P 500 Index during the 12-month period by several percentage points."
================================================================================

Q:   What is your outlook for the months ahead?

A: Our asset allocation model is holding to its positive view for the stock market for the six months ahead. For now, we expect to maintain approximately 75%-85% of assets in stocks with the remainder split between high-quality bonds and cash.

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Returns represent past performance and are not indicative of future results. Investment return and principal value will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than the original cost.
(2) The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(3) The Lehman Brothers Government/Credit Bond Index, formerly known as The Lehman Brothers Government/Corporate Bond Index, is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. The Lehman Brothers Government/Credit Bond Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund.


--------------------------------------------------------------------------------
140

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust Profile
---------------------------------------------------

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS(1)
                      FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
1 Year .............................................................    (12.53)%
3 Years ............................................................     (8.09)%
5 Years ............................................................      4.23%
10 years ...........................................................      8.47%
Since Inception (10/01/87) .........................................     10.94%

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Returns represent past performance and are not indicative of future results. Investment return and principal value will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than the original cost. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Top Ten Holdings as of December 31, 2002

                                                                   Percent of
Company                                                         Total Net Assets
--------------------------------------------------------------------------------
 1.   Wal Mart Stores Inc.                                           4.51%
--------------------------------------------------------------------------------
 2.   Microsoft Corp.                                                3.28%
--------------------------------------------------------------------------------
 3.   Forest Labs Inc.                                               2.52%
--------------------------------------------------------------------------------
 4.   Citigroup Inc.                                                 2.14%
--------------------------------------------------------------------------------
 5.   General Dynamics Corp.                                         1.72%
--------------------------------------------------------------------------------
 6.   Bed Bath & Beyond Inc.                                         1.59%
--------------------------------------------------------------------------------
 7.   Pepsico Inc.                                                   1.56%
--------------------------------------------------------------------------------
 8.   General Electric Co.                                           1.48%
--------------------------------------------------------------------------------
 9.   Kohls Corp.                                                    1.39%
--------------------------------------------------------------------------------
10.   Omnicom Group Inc.                                             1.20%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Portfolio Composition by
                    Economic Sector as of December 31, 2002

   [The following table was depicted as a pie chart in the printed material.]

                        Cash & Equivalents         8.35%
                        Fixed Income              10.36%
                        Equity                    81.29%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Growth of a Hypothetical $10,000 Investment

   [The following table was depicted as a line chart in the printed material.]

                 The Value Line      The Lehman Brothers
                Strategic Asset       Government/Credit
                Management Trust         Bond Index            S&P 500 Index
                ----------------         ----------            -------------
12/31/87              9476.4              10584                    7753
      88            10452.94              11386.27                 9036
      89            13123.79              13007.67                11892
      90            13104.45              14084.71                11529
      91            18783.56              16356.57                15042
      92            21611.17              17596.4                 16189
      93            24173.59              19537.28                17820
      94            22994.04              18851.52                18056
      95            29555.73              22478.56                24841
      96            34246.15              23130.43                30545
      97            39607.68              25387.96                40735
      98            50481.79              27792.2                 52377
      99            62757.32              27194.67                63397
      00            63981.67              30417.24                57622
      01            55715.24              33002.71                50771
12/31/02            48734                 35417                   39550

To give you a comparison, the chart above shows the performance of a $10,000 investment made in The Value Line Strategic Asset Management Trust, the S&P 500 Index, and The Lehman Brothers Government/Credit Bond Index.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Schedule of Investments
December 31, 2002

--------------------------------------------------------------------------------
Common Stocks -- 81.3%
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
Advertising -- 1.2%
     146,000    Omnicom Group, Inc.                                $   9,431,600
--------------------------------------------------------------------------------
Aerospace/Defense -- 2.9%
     171,000    General Dynamics Corp.                                13,572,270
     138,000    L-3 Communications
                  Holdings, Inc.*                                      6,197,580
      73,000    Precision Castparts Corp.                              1,770,250
      66,000    Rockwell Collins, Inc.                                 1,535,160
                                                                   -------------
                                                                      23,075,260
--------------------------------------------------------------------------------
Apparel -- 0.3%
      59,000    V.F. Corp.                                             2,126,950
--------------------------------------------------------------------------------
Auto Parts -- 1.4%
     120,000    American Axle & Manufacturing
                  Holdings, Inc.*                                      2,810,400
      72,000    Gentex Corp.*                                          2,278,080
      42,000    Johnson Controls, Inc.                                 3,367,140
      50,000    Magna International, Inc. Class "A"                    2,807,500
                                                                   -------------
                                                                      11,263,120
--------------------------------------------------------------------------------
Bank -- 4.5%
     139,000    BB & T Corp.                                           5,141,610
      70,000    Bank of America Corp.                                  4,869,900
      70,000    Bank of Hawaii Corp.                                   2,127,300
      92,000    BankNorth Group, Inc.                                  2,079,200
      56,000    Commerce Bancorp, Inc.                                 2,418,640
      62,000    Compass Bancshares, Inc.                               1,938,740
      18,000    M&T Bank Corp.                                         1,428,300
     114,000    North Fork Bancorporation, Inc.                        3,846,360
     106,000    Regions Financial Corp.                                3,536,160
     180,000    SouthTrust Corp.                                       4,473,000
      78,000    Wells Fargo & Co.                                      3,655,860
                                                                   -------------
                                                                     35,515,070
--------------------------------------------------------------------------------
Bank - Midwest -- 1.7%
     144,500    Fifth Third Bancorp                                    8,460,475
     120,000    TCF Financial Corp.                                    5,242,800
                                                                   -------------
                                                                      13,703,275
--------------------------------------------------------------------------------
Beverage - Alcoholic -- 0.7%
      60,000    Anheuser-Busch Companies, Inc.                         2,904,000
      94,000    Constellation Brands, Inc.
                  Class "A"*                                           2,228,740
                                                                   -------------
                                                                       5,132,740
--------------------------------------------------------------------------------
Beverage - Soft Drink -- 1.9%
     100,000    Pepsi Bottling Group, Inc. (The)                       2,570,000
     291,200    PepsiCo, Inc.                                         12,294,464
                                                                   -------------
                                                                     14,864,464
--------------------------------------------------------------------------------
Biotechnology -- 0.4%
        72,000    Amgen Inc.*                                          3,480,480
--------------------------------------------------------------------------------
Building Materials -- 0.1%
      10,000    Jacobs Engineering Group, Inc.*                          356,000
--------------------------------------------------------------------------------
Chemical - Diversified -- 1.1%
      44,000    Air Products & Chemicals, Inc.                         1,881,000
      55,000    3M Company                                             6,781,500
                                                                   -------------
                                                                      8,662,500
--------------------------------------------------------------------------------
Chemical - Specialty -- 1.3%
      31,700    Avery Dennison Corp.                                   1,936,236
      52,000    Ecolab Inc.                                            2,574,000
      52,000    Praxair, Inc.                                          3,004,040
      62,000    Sigma-Aldrich Corp.                                    3,019,400
                                                                   -------------
                                                                      10,533,676
--------------------------------------------------------------------------------
Computer & Peripherals -- 0.2%
      54,000    Tech Data Corp.*                                       1,455,840
--------------------------------------------------------------------------------
Computer Software & Services-- 5.7%
     152,000    Affiliated Computer Services, Inc.
                  Class "A"*                                           8,002,800
      67,500    Fair, Isaac & Co., Inc.                                2,882,250
      44,000    First Data Corp.                                       1,558,040
     108,000    Fiserv, Inc.*                                          3,666,600
     500,000    Microsoft Corp.*                                      25,850,000
      74,000    SunGard Data Systems Inc.*                             1,743,440
      34,000    Symantec Corp.*                                        1,377,340
                                                                   -------------
                                                                      45,080,470
--------------------------------------------------------------------------------
Diversified Companies -- 2.3%
      60,000    American Standard Companies, Inc.*                     4,268,400
      36,800    Danaher Corp.                                          2,417,760
      40,000    Fortune Brands, Inc.                                   1,860,400
      60,200    Hillenbrand Industries, Inc.                           2,908,262
     110,000    ITT Industries, Inc.                                   6,675,900
                                                                   -------------
                                                                      18,130,722
--------------------------------------------------------------------------------
Drug -- 3.7%
      39,000    Cephalon, Inc.*                                        1,898,052
     202,000    Forest Laboratories, Inc.*                            19,840,440
      50,000    Gilead Sciences, Inc.*                                 1,700,000
      14,000    Neurocrine Biosciences, Inc.*                            639,240
      72,000    Scios Inc.*                                            2,345,760
      62,000    Teva Pharmaceutical Industries
                  Ltd. (ADR)                                           2,393,820
                                                                   -------------
                                                                      28,817,312
--------------------------------------------------------------------------------
Educational Services -- 1.0%
     135,000    Apollo Group, Inc. Class "A"*                          5,940,000
      43,000    Career Education Corp.*                                1,720,000
                                                                   -------------
                                                                       7,660,000
--------------------------------------------------------------------------------
Electrical Equipment -- 1.5%
     480,000    General Electric Co.                                  11,688,000
--------------------------------------------------------------------------------
Electric Utility - East -- 0.7%
     200,000    Southern Co. (The)                                     5,678,000
--------------------------------------------------------------------------------
Electronics -- 0.1%
      17,000    Harman International Industries, Inc.                  1,011,500
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------
154

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
Entertainment -- 0.3%
      79,000    Fox Entertainment Group, Inc.*                     $   2,048,470
--------------------------------------------------------------------------------
Entertainment Technology -- 0.1%
      36,750    THQ, Inc.*                                               486,938
--------------------------------------------------------------------------------
Environmental -- 0.2%
      57,000    Stericycle, Inc.*                                      1,845,603
--------------------------------------------------------------------------------
Financial Services -- 4.1%
     140,000    Block (H.& R.), Inc.                                   5,628,000
      59,000    Brown & Brown, Inc.                                    1,906,880
     170,000    Cendant Corp.*                                         1,781,600
     480,002    Citigroup, Inc.                                       16,891,270
      36,000    Marsh & McLennan Companies, Inc.                       1,663,560
      38,000    Radian Group, Inc.                                     1,411,700
      14,000    SLM Corp.                                              1,454,040
      63,000    Willis Group Holdings Ltd.*                            1,806,210
                                                                   -------------
                                                                      32,543,260
--------------------------------------------------------------------------------
Food Processing -- 0.9%
      62,000    Dean Foods Co.*                                        2,300,200
      24,000    Fresh Del Monte Produce, Inc.                            453,840
     100,000    Sara Lee Corp.                                         2,251,000
       1,760    Smucker (J.M.) Co.                                        70,066
      37,000    Wrigley (Wm.) Jr. Co.                                  2,030,560
                                                                   -------------
                                                                       7,105,666
--------------------------------------------------------------------------------
Food Wholesalers -- 1.0%
      60,000    Performance Food Group Co.*                            2,037,540
     186,000    SYSCO Corp.                                            5,540,940
                                                                   -------------
                                                                       7,578,480
--------------------------------------------------------------------------------
Furniture/Home Furnishings -- 0.3%
       8,000    La-Z-Boy, Inc.                                           191,840
      41,000    Mohawk Industries, Inc.*                               2,334,950
                                                                   -------------
                                                                       2,526,790
--------------------------------------------------------------------------------
Grocery -- 0.6%
      83,000    Whole Foods Market, Inc.*                              4,376,590
--------------------------------------------------------------------------------
Healthcare Information Systems -- 0.3%
      84,000    Cerner Corp.*                                          2,625,840
--------------------------------------------------------------------------------
Home Appliance -- 0.1%
      11,000    Toro Co. (The)                                           702,900
--------------------------------------------------------------------------------
Hotel/Gaming -- 1.6%
      62,000    Alliance Gaming Corp.*                                 1,055,860
      84,000    GTECH Holdings Corp.*                                  2,340,240
      27,000    Harrah's Entertainment Inc.*                           1,069,200
      82,000    International Game Technology*                         6,225,440
      59,000    MGM Mirage, Inc.*                                      1,945,230
                                                                   -------------
                                                                      12,635,970
--------------------------------------------------------------------------------
Household Products -- 1.4%
      86,000    Dial Corp. (The)                                       1,751,820
      88,000    Procter & Gamble Co. (The)                             7,562,720
      36,000    Rent-A-Center, Inc.*                                   1,798,200
                                                                   -------------
                                                                      11,112,740
--------------------------------------------------------------------------------
Industrial Services -- 0.4%
      27,000    EMCOR Group, Inc.*                                     1,431,270
      49,000    FTI Consulting, Inc.*                                  1,967,350
                                                                   -------------
                                                                       3,398,620
--------------------------------------------------------------------------------
Information Services -- 0.7%
      46,666    ChoicePoint, Inc.*                                     1,842,840
      57,000    Dun & Bradstreet Corp. (The)*                          1,965,930
      75,000    Equifax, Inc.                                          1,735,500
                                                                   -------------
                                                                       5,544,270
--------------------------------------------------------------------------------
Insurance - Life -- 0.2%
      65,000    AFLAC, Inc.                                            1,957,800
--------------------------------------------------------------------------------
Insurance - Property & Casualty -- 2.8%
      56,000    Allstate Corp. (The)                                   2,071,440
      26,000    Berkley (W.R.) Corp.                                   1,029,860
      73,000    Everest Re Group, Ltd.                                 4,036,900
       6,000    PartnerRe Ltd.                                           310,920
      99,000    Progressive Corp.                                      4,913,370
      59,400    RenaissanceRe Holdings Ltd.                            2,352,240
      53,000    Safeco Corp.                                           1,837,510
      42,666    Travelers Property Casualty Corp.
                  Class "B"*                                             625,057
      61,000    XL Capital Ltd. Class "A"                              4,712,250
                                                                   -------------
                                                                      21,889,547
--------------------------------------------------------------------------------
Medical Services -- 4.7%
      66,906    Anthem Inc.*                                           4,208,387
      28,000    Apria Healthcare Group, Inc.*                            622,720
      22,000    DaVita, Inc.*                                            542,740
      78,000    First Health Group Corp.*                              1,899,300
     111,000    HCA, Inc.                                              4,606,500
     100,000    LifePoint Hospitals, Inc.*                             2,993,100
     168,000    Lincare Holdings, Inc.*                                5,312,160
      52,000    Mid Atlantic Medical Services, Inc.*                   1,684,800
      39,000    Quest Diagnostics, Inc.*                               2,219,100
      27,000    Renal Care Group, Inc.*                                  854,280
     180,000    Tenet Healthcare Corp.*                                2,952,000
      36,000    UnitedHealth Group, Inc.                               3,006,000
      90,000    Wellpoint Health Networks, Inc.*                       6,404,400
                                                                   -------------
                                                                      37,305,487
--------------------------------------------------------------------------------
Medical Supplies -- 5.6%
      44,000    AmerisourceBergen Corp.                                2,389,640
     177,000    Biomet, Inc.                                           5,072,820
      56,000    Boston Scientific Corp.*                               2,381,120
      60,000    Charles River Laboratories
                  International, Inc.*                                 2,308,800
      34,000    Cooper Companies, Inc.                                   850,680
      66,000    Fisher Scientific International, Inc.*                 1,985,280
      57,000    IDEXX Laboratories, Inc.*                              1,872,450
     164,000    Johnson & Johnson                                      8,808,440
      94,000    Medtronic, Inc.                                        4,286,400

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Schedule of Investments
December 31, 2002 (Continued)

Shares                                                                     Value
--------------------------------------------------------------------------------
Medical Supplies -- 5.6% (continued)
      40,000    Patterson Dental Co.*                              $   1,749,600
      66,000    St. Jude Medical, Inc.*                                2,621,520
      39,000    Schein (Henry), Inc.*                                  1,755,000
     168,000    Varian Medical Systems, Inc.*                          8,332,800
                                                                   -------------
                                                                      44,414,550
--------------------------------------------------------------------------------
Natural Gas - Distribution -- 0.1%
      19,000    UGI Corp.                                                710,410
--------------------------------------------------------------------------------
Natural Gas - Diversified -- 0.1%
      30,000    XTO Energy, Inc.                                         741,000
--------------------------------------------------------------------------------
Newspaper -- 0.7%
      27,000    Gannett Co., Inc.                                      1,938,600
      25,000    Scripps (E.W.) Co., Class "A"                          1,923,750
      43,000    Tribune Co.                                            1,954,780
                                                                   -------------
                                                                       5,817,130
--------------------------------------------------------------------------------
Office Equipment and Supplies -- 0.3%
     118,000    Staples, Inc.*                                         2,159,400
--------------------------------------------------------------------------------
Packaging & Container -- 0.3%
      40,000    Bemis Co., Inc.                                        1,985,200
--------------------------------------------------------------------------------
Petroleum - Producing -- 0.1%
      14,000    Pogo Producing Co.                                       521,500
--------------------------------------------------------------------------------
Pharmacy Services -- 0.6%
      51,000    Accredo Health, Inc.*                                  1,797,750
      94,000    Caremark Rx, Inc.*                                     1,527,500
      34,000    Express Scripts, Inc. Class "A"*                       1,633,360
                                                                   -------------
                                                                       4,958,610
--------------------------------------------------------------------------------
Publishing -- 0.3%
      52,000    Deluxe Corp.                                           2,189,200
      14,000    Meredith Corp.                                           575,540
                                                                   -------------
                                                                       2,764,740
--------------------------------------------------------------------------------
Railroad -- 0.6%
     104,000    CP Holders, Inc.                                       4,538,560
--------------------------------------------------------------------------------
Recreation -- 1.5%
     178,000    Harley-Davidson, Inc.                                  8,223,600
     170,000    Mattel, Inc.                                           3,255,500
                                                                   -------------
                                                                      11,479,100
--------------------------------------------------------------------------------
Restaurant -- 2.7%
      84,000    Applebees International, Inc.                          1,948,044
     217,500    Brinker International, Inc.*                           7,014,375
      74,000    CBRL Group, Inc.                                       2,229,620
     105,000    Cheesecake Factory Incorporated
                  (The)*                                               3,795,750
     180,000    Darden Restaurants, Inc.                               3,681,000
     120,000    Starbucks Corp.*                                       2,445,600
                                                                   -------------
                                                                      21,114,389
--------------------------------------------------------------------------------
Retail Building Supply -- 1.0%
      51,000    Fastenal Co.                                           1,906,890
     152,000    Lowe's Companies, Inc.                                 5,700,000
                                                                   -------------
                                                                       7,606,890
--------------------------------------------------------------------------------
Retail - Special Lines -- 3.9%
     106,500    AnnTaylor Stores Corp.*                                2,174,730
      36,000    AutoZone, Inc.*                                        2,543,400
     362,000    Bed Bath & Beyond Inc.*                               12,499,860
      39,000    Blockbuster, Inc. Class "A"                              477,750
      70,000    Coach, Inc.*                                           2,304,400
      76,000    Michael's Stores, Inc.*                                2,378,800
      54,000    PETsMART, Inc.*                                          925,020
     108,000    Pier 1 Imports, Inc.                                   2,044,440
      86,000    Ross Stores, Inc.                                      3,645,540
     106,000    TJX Companies, Inc. (The)                              2,069,120
                                                                   -------------
                                                                      31,063,060
--------------------------------------------------------------------------------
Retail Store -- 6.9%
      60,000    Dollar Tree Stores, Inc.*                              1,474,200
      67,000    Family Dollar Stores, Inc.                             2,091,070
     196,000    Kohl's Corp.*                                         10,966,200
     143,000    Target Corp.                                           4,290,000
     703,000    Wal-Mart Stores, Inc.                                 35,508,530
                                                                   -------------
                                                                      54,330,000
--------------------------------------------------------------------------------
Semiconductor -- 0.2%
      71,500    Microchip Technology Inc.                              1,748,175
--------------------------------------------------------------------------------
Shoe -- 0.7%
      50,000    Nike, Inc. Class "B"                                   2,223,500
     120,000    Reebok International Ltd.*                             3,528,000
                                                                   -------------
                                                                       5,751,500
--------------------------------------------------------------------------------
Thrift -- 2.3%
     134,505    Charter One Financial, Inc.                            3,864,329
      60,000    Golden West Financial Corp.                            4,308,600
      43,000    GreenPoint Financial Corp.                             1,942,740
      64,000    New York Community Bancorp, Inc.                       1,848,320
     248,000    Sovereign Bancorp, Inc.                                3,484,400
      67,000    Washington Mutual, Inc.                                2,313,510
                                                                   -------------
                                                                      17,761,899
--------------------------------------------------------------------------------
Tobacco -- 0.5%
     100,000    Philip Morris Companies, Inc.                          4,053,000
--------------------------------------------------------------------------------
Toiletries/Cosmetics -- 0.5%
      41,000    Avon Products, Inc.                                    2,208,670
      52,000    Gillette Company (The)                                 1,578,720
                                                                   -------------
                                                                       3,787,390
--------------------------------------------------------------------------------
                Total Common Stocks
                (Cost $578,238,324)                                  640,658,453
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------
156

--------------------------------------------------------------------------------

Schedule of Investments
December 31, 2002 (Continued)

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
U.S. Treasury Obligations -- 4.1%
$ 14,000,000    U.S. Treasury Notes 3.50%,
                  due 11/15/06                                     $  14,568,750
  15,000,000    U.S. Treasury Bonds 6.125%,
                  due 11/15/27                                        17,525,970
--------------------------------------------------------------------------------
                Total U.S. Treasury Obligations
                (Cost $29,804,389)                                    32,094,720
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 6.3%
--------------------------------------------------------------------------------
   9,000,000    Private Export Funding Corp.
                  Series "J" 7.650%, due 5/15/06                      10,493,172
  10,000,000    Federal Home Loan Mortgage Corp.
                  4.875%, due 3/15/07                                 10,804,910
   8,000,000    Federal National Mortgage
                  Association 5.250%, due 4/15/07                      8,758,288
  10,000,000    Federal National Mortgage
                  Association Pool #380188
                  6.450%, due 4/1/08                                  11,015,630
   4,000,000    Federal Home Loan Mortgage Corp.
                  5.875%, due 3/21/11                                  4,386,764
   4,000,000    Federal Home Loan Mortgage Corp.
                  5.250%, due 11/5/12                                  4,122,504
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
  (Cost $45,319,710)                                                  49,581,268
--------------------------------------------------------------------------------
Total Investment Securities (91.7%)
  (Cost $653,362,423)                                                722,334,441
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Short-Term Investments -- 8.1%
--------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 0.6%
$  5,000,000    Federal Home Loan Bank 1.90%,
                  8/6/03                                               5,000,000
--------------------------------------------------------------------------------
Repurchase Agreements -- 7.5%
(including accrued interest)
  30,000,000    Collateralized by $20,100,000
                  U.S. Treasury Bonds 8.875%,
                  due 2/15/19, with a value of
                  $30,543,000 (with Morgan
                  Stanley Dean Witter & Co.,
                  1.05%, dated 12/31/02,
                  due 1/2/03, delivery value
                  $30,001,750)                                        30,000,875
  29,000,000    Collateralized by $19,429,000
                  U.S. Treasury Bonds 11.75%,
                  due 11/15/14, with a value of
                  $29,573,000 (with UBS
                  Warburg LLC, 1.10%, dated
                  12/31/02 due 1/2/03,
                  delivery value $29,001,772)                         29,000,886
--------------------------------------------------------------------------------
                                                                      59,001,761
--------------------------------------------------------------------------------
Total Short-Term Investments
   (Cost $64,001,761)                                                 64,001,761
--------------------------------------------------------------------------------
Cash and Other Assets in Excess
   of Liabilities -- 0.2%                                              1,765,844
--------------------------------------------------------------------------------
Net Assets-100.00%                                                 $ 788,102,046
--------------------------------------------------------------------------------
Net Asset Value Per Outstanding Share
   ($788,102,046 / 49,817,983 shares outstanding)                  $       15.82
--------------------------------------------------------------------------------

(ADR) American Depositary Receipts.

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Statement of Assets
and Liabilities
December 31, 2002

ASSETS:
   Investment securities, at value
     (cost $653,362,423)                                          $ 722,334,441
   Short-term investments (cost $64,001,761)                         64,001,761
   Cash                                                                  93,775
   Receivable for securities sold                                     2,554,053
   Interest and dividends receivable                                  1,390,700
   Receivable for trust shares sold                                      61,824
   Prepaid insurance expense                                             17,500
                                                                  -------------
     Total Assets                                                   790,454,054
                                                                  -------------

LIABILITIES:
   Payable for securities purchased                                   1,170,491
   Payable for trust shares repurchased                                 408,828
   Accrued expenses:
     Advisory fee                                                       339,696
     Service and distribution plan fees                                 271,756
     GIAC administrative service fee                                    133,000
     Other                                                               28,237
                                                                  -------------
       Total Liabilities                                              2,352,008
                                                                  -------------
Net Assets                                                        $ 788,102,046
                                                                  =============

NET ASSETS CONSIST OF:
   Shares of beneficial interest, at $0.01 par
     value (authorized unlimited, outstanding
     49,817,983 shares)                                                 498,180
   Additional paid-in capital                                       834,631,510
   Undistributed net investment income                                5,562,878
   Accumulated net realized loss on investments                    (121,562,540)
   Net unrealized appreciation of investments                        68,972,018
                                                                  -------------
Net Assets                                                        $ 788,102,046
                                                                  =============

Net Asset Value Per Outstanding Share
   ($788,102,046 / 49,817,983
   shares of beneficial interest outstanding)                     $       15.82
                                                                  =============

Statement of Operations
Year Ended
December 31, 2002

Investment Income:
   Dividends (Net of foreign withholding
     tax of $21,740)                                              $   6,241,419
   Interest                                                           6,211,740
                                                                  -------------
     Total Income                                                    12,453,159
                                                                  -------------

Expenses:
   Investment advisory fee                                            4,731,537
   Service and distribution plan fees                                   939,403
   GIAC administrative service fee                                      652,730
   Trading service expense                                              249,534
   Custodian fees                                                       109,379
   Audit and legal fees                                                  70,223
   Insurance                                                             62,419
   Trustees' fees and expenses                                           20,609
   Other                                                                 57,838
                                                                  -------------
     Total Expenses Before Custody Credits                            6,893,672
     Less: Custody Credits                                               (2,298)
                                                                  -------------
     Net Expenses                                                     6,891,374
                                                                  -------------
Net Investment Income                                                 5,561,785
                                                                  -------------

NET REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS:
     Net realized loss                                              (45,758,726)
     Net change in unrealized appreciation                          (90,891,846)
                                                                  -------------
   Net Realized Loss and Change in
     Unrealized Appreciation on Investments                        (136,650,572)
                                                                  -------------
   NET DECREASE IN NET ASSETS
     FROM OPERATIONS                                              $(131,088,787)
                                                                  =============

                       See notes to financial statements.


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158

--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                            Year Ended          Year Ended
                                                          December 31,        December 31,
                                                                  2002                2001
                                                       ---------------     ---------------
Operations:
   Net investment income                               $     5,561,785     $    11,899,310
   Net realized loss on investments                        (45,758,726)        (75,001,513)
   Change in net unrealized appreciation                   (90,891,846)       (130,576,725)
                                                       ---------------     ---------------
   Net decrease in net assets from operations             (131,088,787)       (193,678,928)
                                                       ---------------     ---------------

Distributions to Shareholder:
   Net investment income                                   (11,971,103)        (40,322,221)
   Net realized gain from investment transactions                   --         (91,623,293)
                                                       ---------------     ---------------
   Total distributions                                     (11,971,103)       (131,945,514)
                                                       ---------------     ---------------

Trust Share Transactions:
   Proceeds from sale of shares                             23,132,331          56,672,120
   Proceeds from reinvestment of dividends and
     distributions to shareholder                           11,971,103         131,945,514
   Cost of shares repurchased                             (217,509,643)       (239,387,023)
                                                       ---------------     ---------------
   Net decrease from trust share transactions             (182,406,209)        (50,769,389)
                                                       ---------------     ---------------

Total Decrease In Net Assets                              (325,466,099)       (376,393,831)

Net Assets:
   Beginning of year                                     1,113,568,145       1,489,961,976
                                                       ---------------     ---------------
   End of year                                         $   788,102,046     $ 1,113,568,145
                                                       ===============     ===============

Undistributed Net Investment Income, at End of Year    $     5,079,394     $    11,488,712
                                                       ===============     ===============

                       See notes to financial statements.


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                                                                             159

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Notes to Financial Statements
December 31, 2002

----------------------------------
1. Significant Accounting Policies
----------------------------------

      Value Line Strategic Asset Management Trust (the "Trust") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from com- puter models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A) Security Valuation

      Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

      The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

      Short-term instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Trustees may determine in good faith.

(B) Repurchase Agreements

      In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

      It is the Trust's policy to qualify under, and comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.


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160

--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 2002

(D) Dividends and Distributions

      It is the Trust's policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(E) Investments

      Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

------------------------------------------
2. Trust Share Transactions, Dividends and
   Distributions
------------------------------------------

      Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc.
(GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

                                                   Year Ended        Year Ended
                                                 December 31,      December 31,
                                                         2002              2001
                                                 ------------       -----------
Shares sold                                         1,338,373         2,762,213
Shares issued in reinvestment
   of dividends and distributions                     817,140         7,048,371
                                                 ------------       -----------
                                                    2,155,513         9,810,584
Shares repurchased                                 12,986,885        12,231,369
                                                 ------------       -----------
Net decrease                                      (10,831,372)       (2,420,785)
                                                 ============       ===========
Dividends per share from net
   investment income                             $      0.222       $    0.6879
                                                 ============       ===========
Distributions per share from net
   realized gains                                $         --       $    1.5631
                                                 ============       ===========

------------------------------------
3. Purchases and Sales of Securities
------------------------------------

      Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                     Year Ended
                                                    December 31,
                                                        2002
                                                    ------------
PURCHASES:
   U.S. Treasury and U.S.
     Government Agency
     Obligations                                    $ 55,251,068
   Other Investment Securities                       236,080,199
                                                    ------------
                                                    $291,331,267
                                                    ============

SALES:
   U.S. Treasury and U.S.
     Government Agency
Obligations                                         $ 60,249,422
   Other Investment Securities                       360,527,711
                                                    ------------
                                                    $420,777,133
                                                    ============

---------------
4. Income Taxes
---------------

      At December 31, 2002, information on the tax components of capital is as follows:

      Cost of investments for tax purposes                          $717,429,983
                                                                    ------------
      Gross tax unrealized appreciation                             $117,088,278
      Gross tax unrealized depreciation                               48,182,059
                                                                    ------------
      Net tax unrealized appreciation on investments                $ 68,906,219
                                                                    ============
      Undistributed ordinary income                                 $  5,562,878
                                                                    ============
      Capital loss carryforward,
         expires December 31, 2009                                  $ 61,262,493
         expires December 31, 2010                                    57,357,483
                                                                    ------------
       Total loss carryforward                                      $118,619,976
                                                                    ============

      During the year ended December 31, 2002, as permitted under federal income tax regulations, the Trust elected to defer $2,876,765 of Post-October net capital losses to the next taxable year. To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

      Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Notes to Financial Statements
December 31, 2002

      The tax composition of dividends for the years ended December 31, 2002 and 2001 were as follows:

                                                2002                 2001
                                            ------------        -------------
Ordinary Income                             $ 11,971,103        $  40,326,821
Long-term capital gains                               --           91,618.693
                                            ------------        -------------
                                            $ 11,971,103        $ 131,945,514
                                            ============        =============

------------------------------------------------
5. Investment Advisory Contract, Management Fees
   and Transactions with Affiliates
------------------------------------------------

      An advisory fee of $4,731,537 was paid or payable to Value Line, Inc. (the "Adviser"), the Trust's investment adviser, for the year ended December 31, 2002. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Trust during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust's Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

      For the year ended December 31, 2002, the Trust's expenses were reduced by $2,298 under a custody credit arrangement with the Custodian.

      Certain officers and directors of the Adviser and Value Line Securities, Inc. (the "Distributor" and a registered broker/dealer), are also officers and trustees of the Trust. In the nine-month period ended September 30, 2002, the Trust reimbursed the Distributor $249,534 for trading services it performed on behalf of the Trust. During the three-month period ended December 31, 2002, the Trust paid brokerage commissions totaling $68,714 to Value Line Securities, Inc. a wholly owned subsidiary of the Adviser, which clears its transactions through unaffiliated brokers.

      At a special meeting of shareholders held on September 18, 2002, the shareholders approved the adoption of a Service and Distribution Plan (the "Plan") effective September 18, 2002, The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, permits the Trust to finance the activities of the Distributor, which are principally intended to result in the sale of the Trust's shares, at an annual rate of 0.40% of the Trust's average daily net assets. Fees amounting to $939,403 were paid or payable to the distributor under this Plan for the period September 18, 2002 to December 31, 2002.

      The Trust has an agreement with GIAC to reimburse GIAC for expenses incurred in performing administrative and internal accounting functions in connection with the establishment of contract-owner accounts and their ongoing maintenance, printing and distribution of shareholder reports and providing ongoing shareholder servicing functions. Such reimbursement is limited to an amount no greater than $18.00 times the average number of accounts at the end of each quarter during the year. During the year ended December 31, 2002, the Trust incurred expenses of $652,730 in connection with such services rendered by GIAC.


--------------------------------------------------------------------------------
162

--------------------------------------------------------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout throughout each year:

                                                                           Years Ended December 31,
                                              -------------------------------------------------------------------------------------
                                                   2002              2001              2000              1999              1998
                                              -------------------------------------------------------------------------------------
Net asset value, beginning of year .......    $   18.36       $     23.62       $     29.39       $     25.22       $     22.13
                                              ---------       -----------       -----------       -----------       -----------
Income from investment operations:
   Net investment income .................          .13               .24               .68               .59               .30
   Net (losses) gains on securities
     (both realized and unrealized) ......        (2.45)            (3.25)              .17              5.34              5.43
                                              ---------       -----------       -----------       -----------       -----------
   Total from investment operations ......        (2.32)            (3.01)              .85              5.93              5.73
                                              ---------       -----------       -----------       -----------       -----------

Less distributions:
   Dividends from net investment income ..        (0.22)             (.69)            (0.62)            (0.29)            (0.68)
   Distributions from net realized gains .           --             (1.56)            (6.00)            (1.47)            (1.96)
                                              ---------       -----------       -----------       -----------       -----------
   Total distributions ...................        (0.22)            (2.25)            (6.62)            (1.76)            (2.64)
                                              ---------       -----------       -----------       -----------       -----------

Net asset value, end of year .............    $   15.82       $     18.36       $     23.62       $     29.39       $     25.22
                                              ---------       -----------       -----------       -----------       -----------

Total return** ...........................       (12.53)%          (12.92)%            1.95%            24.32%            27.45%
                                              ---------       -----------       -----------       -----------       -----------

Ratios/Supplemental data:
   Net assets, end of year (in thousands)     $ 788,102       $ 1,113,568       $ 1,489,962       $ 1,611,881       $ 1,414,284
   Ratio of expenses to average net assets         0.73%(1)           .56%(1)           .57%(1)           .58%(1)           .58%(1)
   Ratio of net investment income to
     average net assets ..................         0.59%              .96%             2.54%             2.13%             1.25%
   Portfolio turnover rate ...............           35%               69%               88%               70%              106%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.

** Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.

                       See notes to financial statements.


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

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Value Line Strategic Asset Management Trust

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Strategic Asset Management Trust (the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

February 7, 2003


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164

--------------------------------------------------------------------------------

----------------------
MANAGEMENT INFORMATION
----------------------

      The following table sets forth information on each Trustee and officer of the Trust. Each Trustee serves as a director or trustee of each of the 15 Value Line Funds and oversees a total of 16 portfolios. Each Trustee serves until his or her successor is elected and qualified.

                                                                                                                       Other
                                                     Length of                Principal Occupations             Directorships Held
Name, Address and Age           Position            Time Served                 During Past 5 Years                 by Director
---------------------           --------          --------------     --------------------------------------     ------------------
Interested Directors:*

Jean Bernhard Buttner          Chairman of          Since 1983       Chairman, President and Chief               Value Line, Inc.
Age 68                         the Board of                          Executive Officer of Value Line, Inc.
                               Directors                             (the "Adviser") and Value Line
                               and President                         Publishing, Inc. Chairman and
                                                                     President of each of the 15 Value
                                                                     Line Funds and Value Line
                                                                     Securities, Inc. (the "Distributor").

Marion N. Ruth                 Trustee              Since 2000       Real Estate Executive; President,           Value Line, Inc.
5 Outrider Road                                                      Ruth Realty (real estate broker);
Rolling Hills, CA 90274                                              Director of the Adviser since
Age 67                                                               October 2000.

Non-Interested Directors:

John W. Chandler               Director             Since 1991       Consultant, Academic Search                        None
1611 Cold Spring Rd.                                                 Consultation Service, Inc. Trustee
Williamstown, MA 01267                                               Emeritus and Chairman (1993-1994)
Age 79                                                               of the Board of Trustees of Duke
                                                                     University; President Emeritus,
                                                                     Williams College.

Frances T. Newton              Director             Since 2000       Customer Support Analyst, Duke                    None
4921 Buckingham Drive                                                Power Company.
Charlotte, NC 28209
Age 61

Francis C. Oakley              Director             Since 2000       Professor of History, Williams               Berkshire Life
54 Scott Hill Road                                                   College, 1961 to present, President        Insurance Company.
Williamstown, MA 01267                                               Emeritus since 1994 and President,
Age 71                                                               1985-1994; Chairman (1993-1997)
                                                                     of the American Council of Learned
                                                                     Societies; President of the Board of
                                                                     Trustees of the Sterling and Francene
                                                                     Clark Art Institute since 1998.

David H. Porter                Director             Since 1997       Visiting Professor of Classics,                   None
5 Birch Run Drive                                                    Williams College, since 1999;
Saratoga Springs, NY 12866                                           President Emeritus, Skidmore
Age 67                                                               College since 1999 and President,
                                                                     1987-1998.

Paul Craig Roberts             Director             Since 1983       Chairman, Institute for Political           A. Schulman Inc.
169 Pompano Street                                                   Economy.                                       (plastics)
Panama City Beach, FL 32413
Age 63


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

                                                                                                                       Other
                                                     Length of                Principal Occupations             Directorships Held
Name, Address and Age           Position            Time Served                 During Past 5 Years                 by Director
---------------------           --------          --------------     --------------------------------------     ------------------
Nancy-Beth Sheer               Director             Since 1996       Senior Financial Advisor, Hawthorne,              None
1409 Beaumont Drive                                                  since January 2001; Chairman,
Gladwyne, PA 19035                                                   Radcliffe College Board of Trustees,
Age 53                                                               1990-1999.

Officers:

Stephen Grant                  Vice President       Since 2001       Portfolio Manager with the Adviser.                --
Age 49

Philip Orlando                 Vice President       Since 1996       Chief Investment Officer with the                  --
Age 44                                                               Adviser.

David T. Henigson              Vice President,      Since 1994       Director, Vice President and                       --
Age 45                         Secretary and                         Compliance Officer of the Adviser,
                               Treasurer                             Director and Vice President of the
                                                                     Distributor, Vice President,
                                                                     Secretary and Treasurer of each of
                                                                     the 15 Value Line Funds.

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of being a director of the Adviser.

      Unless otherwise indicated, the address of each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Trust's Statement of Additional Information (SAI) includes additional information about the Trust's trustees and is available, without charge, upon request, by calling 1-800-243-2729.
--------------------------------------------------------------------------------


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